Other Payables and Accrued Expenses (Details) - Schedule of Other Payables and Accrued Expenses	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Other Payables and Accrued Expenses [Abstract]
Salary and benefit payables	¥ 19,710,236	$ 130,135	¥ 23,307,275
Outsourced development costs	2,334,750	15,415	6,276,121
Communication costs	3,658,114	24,152	3,934,950
Professional service fee	43,516,529	287,314	8,880,909
Withholding tax	1,170,550	7,728	1,657,172
Resident tax for employees	374,700	2,474	687,400
Corporate business tax	4,079,900	26,937
Sales proceeds temporarily received for others	19,969,731	131,848	929,201
Others	1,134,061	7,488	1,577,436
Other payables and accrued expenses	¥ 95,948,571	$ 633,491	¥ 47,250,464